FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	May 31, 2005
Estimated average burden hours per response	16.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Resource Real Estate Investors II, L.P.

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☐ New Filing ☒ Amendment

05048871

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Resource Real Estate Investors II, L.P.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
1845 Walnut Street, 10th Floor, Philadelphia, PA 19103	(215) 546-5005
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)
(same as above)	(same as above)

Brief Description of Business
A limited partnership that intends to acquire primarily multi-family residential rental properties or interests therein.

Type of Business Organization
☐ corporation ☒ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 1 Year 0 5 ☒ Actual ☐ Estimated
Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) D E

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.

Since a determination of who is a promoter is a question of fact, the persons are listed on page 2 as promoters without admitting or denying such status.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [X] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [X] General and/or Managing Partner

Resource Capital Partners, Inc., General Partner

Full Name (Last name first, if individual)

1845 Walnut Street, 10th Floor, Philadelphia, PA 19103

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [X] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Bloom, David E.

Full Name (Last name first, if individual)

1845 Walnut Street, 10th Floor, Philadelphia, PA 19103

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [X] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Saltzman, Steven

Full Name (Last name first, if individual)

1845 Walnut Street, 10th Floor, Philadelphia, PA 19103

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [X] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Patel, Darshan V.

Full Name (Last name first, if individual)

1845 Walnut Street, 10th Floor, Philadelphia, PA 19103

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [X] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Finkel, Kevin M.

Full Name (Last name first, if individual)

1845 Walnut Street, 10th Floor, Philadelphia, PA 19103

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [X] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Cohen, Jonathan

Full Name (Last name first, if individual)

1845 Walnut Street, 10th Floor, Philadelphia, PA 19103

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [X] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Feldman, Alan

Full Name (Last name first, if individual)

1845 Walnut Street, 10th Floor, Philadelphia, PA 19103

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	[x]	[ ]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 10,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	[x]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1845 Walnut Street, 10th Floor, Philadelphia, PA 19103

Name of Associated Broker or Dealer
Anthem Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[x] AL	[x] AK	[x] AZ	[x] AR	[x] CA	[x] CO	[x] CT	[x] DE	[x] DC	[x] FL	[x] GA	[x] HI	[x] ID
[x] IL	[x] IN	[x] IA	[x] KS	[x] KY	[x] LA	[x] ME	[x] MD	[x] MA	[x] MI	[x] MN	[x] MS	[x] MO
[x] MT	[x] NE	[x] NV	[ ] NH	[x] NJ	[x] NM	[x] NY	[x] NC	[x] ND	[x] OH	[x] OK	[x] OR	[x] PA
[x] RI	[x] SC	[x] SD	[x] TN	[x] TX	[x] UT	[x] VT	[x] VA	[x] WA	[x] WV	[x] WI	[x] WY	[ ] PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
8150 N. Central Expwy, Suite M-1000, TX 75206

Name of Associated Broker or Dealer
1st Global Capital Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [x] All States

[ ] AL	[ ] AK	[ ] AZ	[ ] AR	[ ] CA	[ ] CO	[ ] CT	[ ] DE	[ ] DC	[ ] FL	[ ] GA	[ ] HI	[ ] ID
[ ] IL	[ ] IN	[ ] IA	[ ] KS	[ ] KY	[ ] LA	[ ] ME	[ ] MD	[ ] MA	[ ] MI	[ ] MN	[ ] MS	[ ] MO
[ ] MT	[ ] NE	[ ] NV	[ ] NH	[ ] NJ	[ ] NM	[ ] NY	[ ] NC	[ ] ND	[ ] OH	[ ] OK	[ ] OR	[ ] PA
[ ] RI	[ ] SC	[ ] SD	[ ] TN	[ ] TX	[ ] UT	[ ] VT	[ ] VA	[ ] WA	[ ] WV	[ ] WI	[ ] WY	[ ] PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2361 Campus Dr. #210, Irvine, CA 92612

Name of Associated Broker or Dealer
Brookstreet Securities Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[x] AL	[x] AK	[x] AZ	[x] AR	[x] CA	[x] CO	[x] CT	[x] DE	[x] DC	[x] FL	[x] GA	[x] HI	[x] ID
[x] IL	[x] IN	[x] IA	[x] KS	[x] KY	[x] LA	[x] ME	[x] MD	[x] MA	[x] MI	[x] MN	[x] MS	[x] MO
[x] MT	[x] NE	[x] NV	[x] NH	[x] NJ	[x] NM	[x] NY	[x] NC	[x] ND	[x] OH	[x] OK	[x] OR	[x] PA
[x] RI	[x] SC	[x] SD	[x] TN	[x] TX	[x] UT	[x] VT	[x] VA	[x] WA	[x] WV	[x] WI	[x] WY	[ ] PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☒	☐

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 10,000.00

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
56 E. Burlington Ave., Fairfield, IA 52556

Name of Associated Broker or Dealer
Cambridge Investment Research, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
13355 Noel Road., Ste. 1300, One Galleria Tower, Dallas, TX 75240

Name of Associated Broker or Dealer
Cullum & Burks Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL] ✓	[AK]	[AZ] ✓	[AR] ✓	[CA] ✓	[CO] ✓	[CT] ✓	[DE]	[DC]	[FL] ✓	[GA] ✓	[HI]	[ID] ✓
[IL] ✓	[IN] ✓	[IA] ✓	[KS] ✓	[KY] ✓	[LA] ✓	[ME]	[MD] ✓	[MA] ✓	[MI] ✓	[MN] ✓	[MS] ✓	[MO] ✓
[MT] ✓	[NE] ✓	[NV] ✓	[NH]	[NJ] ✓	[NM] ✓	[NY] ✓	[NC] ✓	[ND] ✓	[OH] ✓	[OK] ✓	[OR] ✓	[PA] ✓
[RI]	[SC]	[SD]	[TN] ✓	[TX] ✓	[UT] ✓	[VT]	[VA] ✓	[WA] ✓	[WV]	[WI] ✓	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1385 West State Rd. 434, Longwood, FL 32750

Name of Associated Broker or Dealer
Empire Financial Group, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR] ☒

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	[x]	[ ]
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$ 10,000.00	
		Yes	No
3.	Does the offering permit joint ownership of a single unit?	[x]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
8380 Melrose Ave., Ste. 202, Los Angeles, CA 90069

Name of Associated Broker or Dealer
Empire Securities Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

AL	AK	[x] AZ	AR	[x] CA	[x] CO	CT	DE	DC	FL	GA	[x] HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	[x] MA	MI	MN	MS	MO
MT	NE	[x] NV	NH	NJ	NM	NY	NC	ND	OH	OK	[x] OR	[x] PA
RI	SC	SD	TN	[x] TX	[x] UT	VT	[x] VA	[x] WA	WV	[x] WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
11350 McCormick Rd., EP III Suite 901, Hunt Valley, MD 21031

Name of Associated Broker or Dealer
Global Brokerage Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

AL	AK	[x] AZ	AR	[x] CA	CO	[x] CT	[x] DE	[x] DC	[x] FL	[x] GA	HI	[x] ID
[x] IL	[x] IN	[x] IA	KS	KY	[x] LA	ME	[x] MD	[x] MA	MI	[x] MN	MS	MO
MT	NE	[x] NV	[x] NH	[x] NJ	[x] NM	[x] NY	[x] NC	ND	OH	OK	[x] OR	[x] PA
RI	[x] SC	SD	[x] TN	[x] TX	[x] UT	VT	[x] VA	[x] WA	WV	[x] WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
11140 Rockville Pike-400, Rockville, MD 20852

Name of Associated Broker or Dealer
H. Beck, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [x] All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	[X]	[ ]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 10,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	[X]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2112 Century Park Lane, #415, Los Angeles, CA 90067

Name of Associated Broker or Dealer
Hagen Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[AL]	[AK]	[X] [AZ]	[AR]	[X] [CA]	[CO]	[X] [CT]	[DE]	[DC]	[X] [FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[X] [KS]	[KY]	[LA]	[ME]	[MD]	[X] [MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[X] [NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[X] [RI]	[SC]	[SD]	[TN]	[TX]	[X] [UT]	[VT]	[VA]	[X] [WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
230 Broadway East 203, Lynnfield, MA 01940-2320

Name of Associated Broker or Dealer
Investors Capital Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [X] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[X] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
One Granite Place, Concord, NH 03301-3258

Name of Associated Broker or Dealer
Jefferson Pilot Securities Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [X] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[X] [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	[x]	[ ]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 10,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	[x]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
3550 Buschwood Park Dr., Ste. 135, Tampa, FL 33618

Name of Associated Broker or Dealer
J.W. Cole Financial, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[x] AL	[ ] AK	[x] AZ	[x] AR	[x] CA	[x] CO	[x] CT	[ ] DE	[ ] DC	[x] FL	[x] GA	[ ] HI	[ ] ID
[x] IL	[x] IN	[ ] IA	[ ] KS	[x] KY	[x] LA	[ ] ME	[x] MD	[ ] MA	[x] MI	[ ] MN	[ ] MS	[ ] MO
[ ] MT	[ ] NE	[x] NV	[ ] NH	[ ] NJ	[x] NM	[x] NY	[x] NC	[ ] ND	[x] OH	[x] OK	[x] OR	[x] PA
[ ] RI	[x] SC	[ ] SD	[x] TN	[x] TX	[ ] UT	[ ] VT	[x] VA	[x] WA	[ ] WV	[x] WI	[x] WY	[ ] PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1450 West Long Lake Rd., Suite 150, Troy, MI 48098

Name of Associated Broker or Dealer
Leonard & Company

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[ ] AL	[ ] AK	[x] AZ	[x] AR	[x] CA	[x] CO	[x] CT	[x] DE	[x] DC	[x] FL	[x] GA	[x] HI	[x] ID
[x] IL	[x] IN	[x] IA	[x] KS	[x] KY	[x] LA	[ ] ME	[x] MD	[x] MA	[x] MI	[x] MN	[x] MS	[x] MO
[x] MT	[ ] NE	[x] NV	[x] NH	[x] NJ	[ ] NM	[x] NY	[x] NC	[ ] ND	[x] OH	[ ] OK	[x] OR	[x] PA
[x] RI	[x] SC	[ ] SD	[x] TN	[x] TX	[ ] UT	[ ] VT	[x] VA	[x] WA	[x] WV	[x] WI	[x] WY	[x] PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1869 West Littleton Blvd., Littleton, CO 80120

Name of Associated Broker or Dealer
MCL Financial Group, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[x] AL	[x] AK	[x] AZ	[x] AR	[x] CA	[x] CO	[x] CT	[x] DE	[x] DC	[x] FL	[x] GA	[x] HI	[x] ID
[x] IL	[x] IN	[x] IA	[x] KS	[x] KY	[x] LA	[x] ME	[x] MD	[x] MA	[x] MI	[x] MN	[x] MS	[x] MO
[x] MT	[x] NE	[x] NV	[x] NH	[x] NJ	[x] NM	[x] NY	[x] NC	[x] ND	[x] OH	[x] OK	[x] OR	[x] PA
[x] RI	[x] SC	[x] SD	[x] TN	[x] TX	[x] UT	[x] VT	[x] VA	[x] WA	[x] WV	[x] WI	[x] WY	[ ] PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	[X]	[ ]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 10,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	[X]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
4000 Cedar Ridge Dr. NE, Cedar Rapids, LA 52402

Name of Associated Broker or Dealer
Nations Financial Group, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [X] All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1250 Capital of Texas Hwy 5, #2-125, Austin, TX 78746

Name of Associated Broker or Dealer
NFP Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [X] All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	[X] PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
66 Route 17, Paramus, NJ 07652

Name of Associated Broker or Dealer
NIA Securities, L.L.C.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

AL	AK	AZ	[X] AR	[X] CA	[X] CO	[X] CT	DE	DC	[X] FL	[X] GA	HI	[X] ID
[X] IL	IN	[X] IA	[X] KS	[X] KY	LA	ME	[X] MD	[X] MA	[X] MI	MN	MS	[X] MO
MT	[X] NE	NV	[X] NH	[X] NJ	NM	[X] NY	[X] NC	ND	[X] OH	[X] OK	[X] OR	[X] PA
[X] RI	SC	SD	[X] TN	TX	[X] UT	[X] VT	VA	[X] WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☒	☐

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 10,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1675 Larmer No. 300, Denver, CO 80202-1584

Name of Associated Broker or Dealer
Neidiger, Tucker, Bruner, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR] ✓

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2801 Highway 280 South, Birmingham, AL 35223

Name of Associated Broker or Dealer
Proequities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
One Valmont Plaza, 4th Floor, Omaha, NE 68154-5203

Name of Associated Broker or Dealer
QA3 Financial Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☒	☐

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 10,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
655 Fairfield Court, Ste. 200, Ann Arbor, MI 48108

Name of Associated Broker or Dealer
Questar Capital Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR ☒]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2180 State Road 434 West, Sanlando Center, Suite 1150, Longwood, FL 32779

Name of Associated Broker or Dealer
Transam Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL ✓] [AK] [AZ] [AR] [CA ✓] [CO ✓] [CT ✓] [DE] [DC] [FL ✓] [GA ✓] [HI] [ID]
[IL] [IN ✓] [IA] [KS ✓] [KY] [LA ✓] [ME] [MD ✓] [MA ✓] [MI ✓] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ ✓] [NM] [NY ✓] [NC ✓] [ND] [OH ✓] [OK] [OR] [PA]
[RI] [SC ✓] [SD] [TN ✓] [TX ✓] [UT ✓] [VT] [VA ✓] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
3500 Parkway Lane, Suite 220, Norcross, GA 30092

Name of Associated Broker or Dealer
Triad Advisors, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR ☒]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☒	☐
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$ 10,000.00	
		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
8620 W. 110th Street 200, Overland, Park, KS 66210-9651

Name of Associated Broker or Dealer
VSR Financial Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[☒PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
700 Market Street, St. Louis, MO 63101

Name of Associated Broker or Dealer
Walnut Street Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[☒PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
95 Allens Creek Rd., Bldg. 1-Suite 301, Rochester, NY 14618

Name of Associated Broker or Dealer
Wall Street Financial Group, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[☒PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☒	☐

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 10,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
733 Third Avenue, New York, NY 10017

Name of Associated Broker or Dealer
Royal Alliance Associates, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR] ✓

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1740 Broadway MD, M.D. 9-17, New York, NY 10019

Name of Associated Broker or Dealer
Mony Securities Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR] ✓

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
222 Mamaroneck Ave., White Plains, NY 10605-1316

Name of Associated Broker or Dealer
Chester Harris & Company, Incorporated

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY] ✓	[NC]	[ND]	[OH] ✓	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☒	☐

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 10,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
393 Vanadium Road, Pittsburgh, PA 15243

Name of Associated Broker or Dealer
Bryan Funding, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[ ] AL	[ ] AK	[ ] AZ	[ ] AR	[x] CA	[ ] CO	[ ] CT	[ ] DE	[ ] DC	[x] FL	[ ] GA	[ ] HI	[ ] ID
[ ] IL	[ ] IN	[ ] IA	[ ] KS	[ ] KY	[ ] LA	[ ] ME	[ ] MD	[ ] MA	[ ] MI	[x] MN	[ ] MS	[ ] MO
[ ] MT	[ ] NE	[x] NV	[x] NH	[x] NJ	[ ] NM	[ ] NY	[x] NC	[ ] ND	[x] OH	[ ] OK	[ ] OR	[x] PA
[ ] RI	[ ] SC	[ ] SD	[ ] TN	[ ] TX	[ ] UT	[ ] VT	[ ] VA	[ ] WA	[ ] WV	[ ] WI	[ ] WY	[ ] PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
707 E. United Heritage Court, Meridian, ID 83642-3527

Name of Associated Broker or Dealer
United Heritage Financial Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[ ] AL	[x] AK	[x] AZ	[x] AR	[x] CA	[x] CO	[ ] CT	[ ] DE	[ ] DC	[x] FL	[ ] GA	[x] HI	[x] ID
[x] IL	[ ] IN	[x] IA	[x] KS	[ ] KY	[x] LA	[ ] ME	[ ] MD	[ ] MA	[x] MI	[x] MN	[ ] MS	[x] MO
[x] MT	[x] NE	[x] NV	[ ] NH	[x] NJ	[x] NM	[x] NY	[ ] NC	[x] ND	[ ] OH	[x] OK	[x] OR	[ ] PA
[ ] RI	[ ] SC	[x] SD	[ ] TN	[x] TX	[x] UT	[ ] VT	[ ] VA	[x] WA	[ ] WV	[x] WI	[x] WY	[ ] PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2950 Northup Way, Suite 105, Bellevue, WA 98004-1406

Name of Associated Broker or Dealer
Heritage Benefits Financial Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

[ ] AL	[ ] AK	[ ] AZ	[ ] AR	[ ] CA	[ ] CO	[ ] CT	[ ] DE	[ ] DC	[ ] FL	[ ] GA	[ ] HI	[ ] ID
[ ] IL	[ ] IN	[ ] IA	[ ] KS	[ ] KY	[ ] LA	[ ] ME	[ ] MD	[ ] MA	[ ] MI	[ ] MN	[ ] MS	[ ] MO
[ ] MT	[ ] NE	[ ] NV	[ ] NH	[ ] NJ	[ ] NM	[ ] NY	[ ] NC	[ ] ND	[ ] OH	[ ] OK	[ ] OR	[ ] PA
[ ] RI	[ ] SC	[ ] SD	[ ] TN	[ ] TX	[ ] UT	[ ] VT	[ ] VA	[x] WA	[ ] WV	[ ] WI	[ ] WY	[ ] PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☒	☐

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 10,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
3017 Douglas Blvd., #250, Roseville, CA 95661

Name of Associated Broker or Dealer
ePlanning Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
3025 S. Parker Road, 801, Aurora, CO 80014

Name of Associated Broker or Dealer
Harrison Douglas, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ ✓	AR	CA ✓	CO ✓	CT	DE	DC	FL ✓	GA ✓	HI	ID
IL	IN ✓	IA	KS	KY	LA	ME	MD	MA	MI	MN ✓	MS	MO
MT	NE	NV ✓	NH	NJ	NM ✓	NY	NC ✓	ND	OH ✓	OK ✓	OR	PA
RI	SC	SD	TN	TX ✓	UT ✓	VT	VA ✓	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2663 Townsgate Road, Westlake Village, CA 91361

Name of Associated Broker or Dealer
Financial West Group

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☒	☐

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 10,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
3232 South Vance Street, Suite 210, Lakewood, CO 80227

Name of Associated Broker or Dealer
Stephen A. Kohn & Associates, Ltd.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

AL	AK	AZ ✓	AR	CA ✓	CO ✓	CT ✓	DE	DC	FL ✓	GA	HI	ID ✓
IL	IN	IA	KS	KY	LA	ME	MD	MA ✓	MI ✓	MN ✓	MS	MO
MT	NE	NV	NH	NJ	NM	NY ✓	NC	ND	OH ✓	OK	OR ✓	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA ✓	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
Crown Capital Securities, L.P.

Name of Associated Broker or Dealer
725 Town & Country Road, Suite 530, Orange, CA 92868

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
Private Consulting Group, Inc.

Name of Associated Broker or Dealer
4650 S.W. MacAdam, Suite 100, Portland, OR 97239

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	[X]	[ ]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 10,000.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	[X]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
888 Seventh Avenue, Suite 301, New York, New York 10106

Name of Associated Broker or Dealer
May Capital Group, L.L.C.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	[X] NJ	NM	[X] NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
2682 Bishop Drive, Suite 123, San Ramon, CA 94583

Name of Associated Broker or Dealer
American Investors Company

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[X] AL	AK	[X] AZ	[X] AR	[X] CA	[X] CO	[X] CT	[X] DE	[X] DC	[X] FL	[X] GA	[X] HI	[X] ID
[X] IL	[X] IN	IA	[X] KS	[X] KY	LA	ME	[X] MD	[X] MA	[X] MI	[X] MN	[X] MS	[X] MO
[X] MT	NE	[X] NV	NH	[X] NJ	[X] NM	[X] NY	[X] NC	ND	[X] OH	[X] OK	[X] OR	[X] PA
RI	SC	[X] SD	[X] TN	[X] TX	[X] UT	VT	[X] VA	[X] WA	WV	[X] WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
1674 North Shoreline Boulevard, Suite 120, Mountain View, CA 94043-1374

Name of Associated Broker or Dealer
Foothill Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[X] AL	AK	[X] AZ	AR	[X] CA	[X] CO	[X] CT	DE	DC	[X] FL	[X] GA	[X] HI	[X] ID
[X] IL	IN	IA	KS	KY	LA	ME	[X] MD	[X] MA	[X] MI	MN	[X] MS	MO
[X] MT	NE	[X] NV	NH	[X] NJ	[X] NM	[X] NY	[X] NC	[X] ND	[X] OH	OK	[X] OR	[X] PA
RI	SC	SD	TN	[X] TX	[X] UT	VT	[X] VA	[X] WA	WV	[X] WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$ 25,000,000.00	$ 6,102,963.00
Other (Specify ______)	$	$
Total	$ 25,000,000.00	$ 6,102,963.00

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	116	$ 5,089,000.00
Non-accredited Investors	26	$ 1,013,963.00
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$	
Printing and Engraving Costs	☒	$ 25,000.00	(1)
Legal Fees	☒	$ 60,000.00	(1)
Accounting Fees	☐	$	
Engineering Fees	☐	$	
Sales Commissions (specify finders' fees separately)	☐	$ 2,500,000.00	
Other Expenses (identify) State Filings, Structuring, Due Diligence, telephone, postage	☒	$ 554,868.00	(1)
Total	☒	$ 3,139,868.00	

(1) These expenses are included in the organization expense allowance set forth in Part C. Item 5 "Other," and therefore have not been deducted from the aggregate offering price in b. below.

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C — Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer." See footnote to Part C, Question 4.a. .... $ 21,750,000.00

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☒ $	☐ $
Purchase of real estate	☐ $	☒ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☒ $	☐ $
Other (specify):	☒ $	☐ $
	☐ $	☐ $
Column Totals	☒ $	☒ $
Total Payments Listed (column totals added)	☒ $	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Resource Real Estate Investors II, L.P.	[signature]	~~March 7~~ June 21, 2005
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Darshan V. Patel	Chief Legal Officer & Secretary of Resource Capital Partners, Inc., the General Partner	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)